Note D - Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	2013	2012
Land	$1,900	$1,802
Buildings	10,342	10,235
Leasehold improvements	2,911	2,872
Furniture and equipment	15,060	14,281
	30,213	29,190
Less accumulated depreciation	21,208	20,510
Total premises and equipment	$9,005	$8,680

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
2014	$449
2015	292
2016	265
2017	166
2018	43
$1,215